Note 16 - Derivatives - Derivatives by Type (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Derivative assets, current, gross		$ 15,500	$ 6,838
Derivative assets, noncurrent, gross		0	0
Derivative assets, current, counterparty netting	[1]	(15,478)	(6,570)
Derivative assets, noncurrent, counterparty netting	[1]	0	0
Derivative assets, current		22	268
Derivative assets, noncurrent		0	0
Derivative liabilities, current, gross		(16,537)	(7,395)
Derivative liabilities, noncurrent, gross		0	0
Derivative liabilities, current, counterparty netting	[1]	15,478	6,570
Derivative liabilities, noncurrent, counterparty netting	[1]	0	0
Derivative liabilities, current		(1,059)	(825)
Derivative liabilities, noncurrent		0	0
Forward Freight Agreements (“FFAs”) [Member]
Derivative assets, current, gross	[1]	14,136	6,037
Derivative assets, noncurrent, gross	[1]	0	0
Derivative liabilities, current, gross	[1]	(13,908)	(6,353)
Derivative liabilities, noncurrent, gross	[1]	0	0
Forward Freight Agreements (“FFAs”) Put Options [Member]
Derivative assets, current, gross	[1]	38
Derivative assets, noncurrent, gross	[1]	0
Derivative liabilities, current, gross	[1]	(23)
Derivative liabilities, noncurrent, gross	[1]	0
Bunker Swap Agreements [Member]
Derivative assets, current, gross	[1]	1,086	242
Derivative assets, noncurrent, gross	[1]	0	0
Derivative liabilities, current, gross	[1]	(2,606)	(18)
Derivative liabilities, noncurrent, gross	[1]	0	0
EUA Futures [Member]
Derivative assets, current, gross	[1]	218	291
Derivative assets, noncurrent, gross	[1]	0	0
Bunker Swap Agreements 2 [Member]
Derivative liabilities, current, gross	[1]		(1,024)
Derivative liabilities, noncurrent, gross	[1]		0
Euro/U.S. Dollar Currency Options [Member]
Derivative assets, current, gross		22	268
Derivative assets, noncurrent, gross		$ 0	$ 0

[1]	The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments, EUA futures and bunker swaps.